Income Taxes (Details) - Schedule of Domestic and Foreign Components of Loss Before Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Domestic And Foreign Components Of Loss Before Income Taxes Abstract
Domestic
Foreign	(1,348,357)	(73,828)	(63,867)
Loss before tax	$ (1,348,357)	$ (73,828)	$ (63,867)